Unaudited Condensed Consolidated Statements of Stockholders' Deficit (Q1) - USD ($) $ in Thousands	Total	Series F Convertible Preferred Stock	Redeemable Series E Convertible Preferred Stock	Common Stock	Common Stock Series F Convertible Preferred Stock	Common Stock Redeemable Series E Convertible Preferred Stock	Series F Convertible Preferred Stock Series F Convertible Preferred Stock	Additional Paid-In Capital	Additional Paid-In Capital Series F Convertible Preferred Stock	Additional Paid-In Capital Redeemable Series E Convertible Preferred Stock	Accumulated Deficit	Accumulated Deficit Series F Convertible Preferred Stock
Balance at Dec. 31, 2018	$ (3,042)			$ 12				$ 13,642			$ (16,698)
Balance (in shares) at Dec. 31, 2018				11,661,485
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued pursuant to a private placement	150							150
Share-based compensation	10,281			$ 1				10,280
Share-based compensation (in shares)				1,118,786
Shares issued to third parties for services	3,477			$ 1				3,476
Stock issued to third parties for services (in shares)				1,008,500
Conversion of Series F shares to common stock			$ 9,492			$ 2				$ 9,490
Conversion of Series F shares to common stock (in shares)						1,581,841
Warrants issued to third parties for services	2,968							2,968
Net and comprehensive loss available to common stockholders	(184,571)										(184,571)
Balance at Dec. 31, 2019	$ (7,071)			$ 48			$ 0	194,150			(201,269)
Balance (in shares) at Dec. 31, 2019				47,977,390			0
Balance at Dec. 31, 2018			$ 0
Balance (in shares) at Dec. 31, 2018			0
Balance at Dec. 31, 2019			$ 10,566
Balance (in shares) at Dec. 31, 2019	1,387,378		1,387,378
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued pursuant to a private placement	$ 500							500
Shares and warrants issued pursuant to a private placement (in shares)				308,642
Share-based compensation	2,485			$ 1				2,484
Share-based compensation (in shares)				455,956
Shares and warrants issued to third party for contract termination	198							198
Shares and warrants issued to third party for contract termination (in shares)				72,720
Shares issued to third parties for services	125							125
Stock issued to third parties for services (in shares)				125,000
Warrants issued to third parties for services	2,594							2,594
Net and comprehensive loss available to common stockholders	(9,488)										(9,488)
Balance at Mar. 31, 2020	(10,657)			$ 49				200,051			(210,757)
Balance (in shares) at Mar. 31, 2020				48,939,708
Balance at Mar. 31, 2020			$ 10,566
Balance (in shares) at Mar. 31, 2020			1,387,378
Balance at Dec. 31, 2019	(7,071)			$ 48			$ 0	194,150			(201,269)
Balance (in shares) at Dec. 31, 2019				47,977,390			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued pursuant to a private placement	500	$ 13,916						500	$ 8,501			$ 5,415
Shares and warrants issued pursuant to a private placement (in shares)				308,642			21,702
Share-based compensation	8,940			$ 1				8,939
Share-based compensation (in shares)				455,956
Shares and warrants issued to third party for contract termination	198							198
Shares and warrants issued to third party for contract termination (in shares)				72,720
Shares issued to third parties for services	1,372			$ 1				1,371
Stock issued to third parties for services (in shares)				1,160,000			100
Conversion of Series F shares to common stock	1,048			$ 2				1,046
Conversion of Series F shares to common stock (in shares)				1,837,690	96,000		(48)
Warrants issued to third parties for services	10,132							10,132
Net and comprehensive loss available to common stockholders	(59,438)										(59,438)
Balance at Dec. 31, 2020	$ (28,102)			$ 52			$ 0	232,487			(260,641)
Balance (in shares) at Dec. 31, 2020				51,908,398			21,754
Balance at Dec. 31, 2019			$ 10,566
Balance (in shares) at Dec. 31, 2019	1,387,378		1,387,378
Balance at Dec. 31, 2020			$ 0
Balance (in shares) at Dec. 31, 2020	0		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issued pursuant to a private placement	$ 4,072			$ 3				4,069
Shares and warrants issued pursuant to a private placement (in shares)				3,280,400
Share-based compensation	2,544							2,544
Share-based compensation (in shares)				105,222
Warrant exercises	1,310			$ 2				1,308
Warrant exercises (in shares)				1,784,298
Shares issued to third parties for services	46							46
Stock issued to third parties for services (in shares)				30,000
Warrant modifications	0							402			(402)
Conversion of Series F shares to common stock					$ 9				$ (9)
Conversion of Series F shares to common stock (in shares)					8,896,030		(4,448)
Net and comprehensive loss available to common stockholders	(12,850)										(12,850)
Balance at Mar. 31, 2021	$ (32,980)			$ 66			$ 0	$ 240,847			$ (273,893)
Balance (in shares) at Mar. 31, 2021				66,004,348			17,306